Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating leases [Abstract]
Operating leases right-of-use assets	$ 1.6	$ 2.2
Current operating lease liabilities	$ 0.5	$ 0.5
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Non-current operating lease liabilities	$ 1.1	$ 1.7
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Components of Lease Cost [Abstract]
Operating lease expense	$ 12.5	$ 7.9
Short-term operating lease expense	0.0	0.0
Total operating lease expense	12.5	7.9
Sublease income	$ 0.0	$ 0.3